Class K [Member] Investment Strategy - Class K - BlackRock Dynamic High Income Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-income securities by investing in BlackRock equity and/or fixed-income mutual funds (“underlying funds”) and affiliated and unaffiliated ETFs. The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
With respect to the Fund’s equity investments, the Fund may invest in common stock and preferred stock. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in equity securities of both U.S. or non-U.S. issuers without limit, including in securities of issuers located in emerging markets. The Fund’s investments in non-dollar denominated equity securities may be on a currency hedged or unhedged basis. The Fund may invest in securities of companies of any market capitalization. The Fund may also purchase securities convertible into common and preferred stock.
With respect to the Fund’s fixed-income investments, the Fund may invest in a portfolio of fixed-income securities, such as corporate bonds and notes, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations), asset-backed securities (including collateralized debt obligations (“CDOs”) and collateralized loan obligations (“CLOs”)), convertible securities, preferred securities and government obligations. Convertible debt securities have features of both fixed-income and equity securities and often are issued by companies that have lower credit ratings but higher potential for long-term growth. The Fund may invest in fixed-income securities of both U.S. or non-U.S. issuers without limit, including in securities of issuers located in emerging markets. The Fund may also invest significantly in non-investment grade bonds (high yield, junk bonds or distressed securities), including non-investment grade bonds of issuers located in emerging markets, non-investment grade bank loans and non-dollar denominated bonds. The Fund’s investments in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-investment grade bonds or bank loans acquired by the Fund will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by S&P Global Ratings, a division of S&P Global Inc., or Ba or lower by Moody’s Investors Services, Inc.) or will be determined by the management team to be of similar quality. The average portfolio duration of the Fund will vary based on the management team’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity.
The Fund intends to invest in certain income-producing instruments, including master limited partnerships (“MLPs”) (which are generally in energy-related industries), U.S. and non-U.S. real estate investment trusts (“REITs”), preferred stock, structured products, structured notes that provide exposure to covered call options or other types of financial instruments, floating rate securities (such as bank loans), dividend stocks and fixed-income securities. The Fund may also invest in closed-end investment companies.
The Fund may invest significantly in derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, variance swaps, options (including covered call options), futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The underlying funds and ETFs in which the Fund invests may, to varying degrees, also invest in derivatives.
The Fund may invest in indexed and inverse floating rate securities.
The Fund may also incur leverage (within the limits of applicable law) for investment purposes. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.